Temporary Equity and Stockholders' Deficiency (Details Narrative) - USD ($)								3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	May 13, 2019	Mar. 27, 2019	Mar. 13, 2019	Feb. 08, 2019	Mar. 31, 2017	Jan. 07, 2017	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock issued in satisifaction of dividends payable													$ 264,273
Shares issued price per share						$ 1.09	$ 2.00			$ 0.70			$ 0.70
Common stock issued in satisifaction of dividends payable, shares													378,193
Cash dividends paid													$ 127,818
Common stock issued under 401(k) profit sharing plan, shares						67,770
Number of shares issued during period							25,000
Foreign currency translation adjustments								$ 357,078		$ (909,557)		$ 365,417	$ (1,195,166)	$ (2,314,409)	$ (336,568)
Weighted average estimated fair value of the stock options granted	$ 0.15							$ 0.15		$ 0.47		$ 0.15	$ 0.47	$ 0.52
Share based compensation								$ 68,508		$ 205,111		$ 226,502	$ 388,331		$ 1,105
Options [Member]
Number of stock options granted during the period												1,350,000		2,830,000	1,395,000
Number of option canceled												3,364,890		60,000	110,000
Option exercisable per share	$ 1.93							$ 1.93				$ 1.93		$ 2.25
Share based compensation														$ 716,249	$ 622,802
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options	$ 950,903							$ 950,903				$ 950,903			$ 1,049,807
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition												2 years 9 months 25 days		2 years 9 months 11 days
2018 Stock Options Plan [Member]
Number of stock options granted during the period	1,350,000
Stock options term	5 years
2008 Stock Options Plan [Member]
Number of option canceled		3,139,890
2008 Stock Options Plan [Member] | Minimum [Member]
Option exercisable per share		$ 2.20
2008 Stock Options Plan [Member] | Maximum [Member]
Option exercisable per share		$ 2.48
Common Stock [Member]
Shares issued price per share				$ 0.35
Common stock issued in satisifaction of dividends payable, shares										378,193
Sale of common stock			2,527,857		2,527,857
Gross proceeds common stock			$ 884,750		$ 884,750
Common stock issued under 401(k) profit sharing plan, shares				181,185					181,185		116,284			116,284	67,770
Number of shares issued during period								6,071,428	2,527,857	822,000					22,500
Number of shares issued upon conversion								83,587		1,285,516
Accredited Investor [Member]
Shares issued price per share	$ 0.35							$ 0.35				$ 0.35
Number of shares issued during period								6,071,428
Number of shares issued during period, values								$ 2,125,000
Number of shares issued upon conversion								83,587
Employees [Member] | 2018 Equity Incentive Plan [Member]
Number of stock options granted during the period	1,100,000
Options granted aggregate grant date fair value	$ 200,092
Members of Board of Directors [Member] | 2018 Equity Incentive Plan [Member]
Number of stock options granted during the period	100,000
Consultants [Member] | 2018 Equity Incentive Plan [Member]
Number of stock options granted during the period	150,000
Options exercise price	$ 0.385							$ 0.385				$ 0.385
Vesting percentage	25.00%
President & CEO [Member]
Number of option canceled		2,109,890
CFO [Member]
Number of option canceled		150,000
Board of Directors [Member]
Number of option canceled		150,000
Series B Preferred Stock [Member]
Preferred stock dividend rate												8.00%		8.00%
Liquidation value per share	$ 10							$ 10				$ 10		$ 10
8% dividends earned preferred stock								$ 179,770		$ 157,522		$ 357,565	313,312
Dividend declared													$ 474,719
Shares issued price per share														$ 10.00
Preferred stock, amount of cumulative dividends in arrears												900,869		$ 546,335	$ 284,564
Dividends payable	$ 85,223							$ 85,223				$ 85,223
Gross proceeds common stock														$ 7,759,500